DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Financial Assets at Amortized Cost (Details) - ARS ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current [Abstract]
Financial assets measured at amortized cost		$ 105,327,557	$ 4,478
Non Current [Abstract]
Other financial assets at amortized cost		107,191,030	125,068,419
Other Financial Assets at Amortized Cost [Member]
Current [Abstract]
Financial assets measured at amortized cost		105,327,557	4,478
Non Current [Abstract]
Other financial assets at amortized cost		107,191,030	125,068,419
Fixed Term Deposits in Foreign Currency [Member]
Current [Abstract]
Financial assets measured at amortized cost	[1]	101,278,491	0
Non Current [Abstract]
Other financial assets at amortized cost	[1]	79,755,670	122,353,138
VRD Bonds [Member]
Current [Abstract]
Financial assets measured at amortized cost		0	4,478
Non Current [Abstract]
Other financial assets at amortized cost		0	0
Private Debt Bonds [Member]
Current [Abstract]
Financial assets measured at amortized cost		4,049,066	0
Non Current [Abstract]
Other financial assets at amortized cost		$ 27,435,360	$ 2,715,281

[1]	Includes restricted assets granted in guarantee to Telcosur and financial debt of the Company. See Note 13.